Material accounting policies (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Expected Useful Lives
Depreciation is calculated on a straight-line basis to write off the net cost (less residual value where applicable) of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	20 years
Plant and equipment	3-10 years
Mining hardware[1]	2 - 4 years
High-performance computing ("HPC") hardware	5 years
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